Short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Short-term investments
Schedule of short-term Investments

	As of December 31,
	2023	2024
	RMB	RMB	US$
Debt securities:
Wealth management products issued by banks or security/trust companies	350,164,305	178,821,757	24,498,480
Equity securities:
Marketable equity securities	292,729,235	939,725,698	128,741,893
Short-term investments	642,893,540	1,118,547,455	153,240,373